REDEEMABLE CONVERTIBLE PREFERRED STOCK - Common Stock (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 06, 2022	Dec. 31, 2021
Common Stock
Par value per share	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Shares Authorized	100,000,000	100,000,000		36,038,535
Shares issued	16,288,124	16,041,464	16,041,464	24,566,386
Shares outstanding	16,288,124	16,041,464	16,041,464	24,566,386
Liquidation Amount				$ 7,525,810
Series A
Common Stock
Shares Authorized				30,415,100
Shares issued				20,179,645
Shares outstanding				20,179,645
Liquidation Amount				$ 5,355,678
Series B
Common Stock
Shares Authorized				1,675,600
Shares issued				1,673,092
Shares outstanding				1,673,092
Liquidation Amount				$ 977,755
Series C
Common Stock
Par value per share		$ 0.0001
Shares Authorized				3,947,835
Shares issued				2,713,649
Shares outstanding				2,713,649
Liquidation Amount				$ 1,192,377